Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value, by Balance Sheet Grouping

The following tables set forth the Company’s cash and cash equivalents and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term investments and other assets, net as of June 30, 2017 and December 31, 2016 (in thousands):

	June 30, 2017
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,470	$—	$—	$1,470	$1,470	$—
Level 1:
Corporate securities	4,018	193	—	4,211	—	4,211

Subtotal	4,018	193	—	4,211	—	4,211

Total	$5,488	$193	$—	$5,681	$1,470	$4,211

	December 31, 2016
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,191	$—	$—	$1,191	$1,191	$—
Level 1:
Money market funds	42,329	—	—	42,329	42,329	—
Corporate securities	3,007	1,011	—	4,018	—	4,018

Subtotal	45,336	1,011	—	46,347	42,329	4,018

Total	$46,527	$1,011	$—	$47,538	$43,520	$4,018

The following tables show the Company’s cash and cash equivalents and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term investments and other assets, net as of December 31, 2016 (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,191	$—	$—	$1,191	$1,191	$—
Level 1:
Money market funds	42,329	—	—	42,329	42,329	—
Corporate securities	3,007	1,011	—	4,018	—	4,018

Subtotal	45,336	1,011	—	46,347	42,329	4,018

Total	$46,527	$1,011	$—	$47,538	$43,520	$4,018

Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values

Components of long-term debt including the associated interest rates and related fair values are as follows (in thousands, except interest rates):

	June 30, 2017		December 31, 2016		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$419,465	$431,462	$719,465	$743,783	6.375%
2020 Notes	930,000	962,550	930,000	946,275	8.75%
2022 Private Placement Notes	270,000	279,297	270,000	280,372	8.875%
2022 Notes	900,000	978,750	600,000	655,140	7.875%

Total	$2,519,465	$2,652,059	$2,519,465	$2,625,570

Components of long-term debt including the associated interest rates and related fair values (in thousands, except interest rates) are as follows:

	December 31, 2016		December 31, 2015		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$719,465	$743,783	$925,000	$879,906	6.375%
2020 Notes	930,000	946,275	930,000	756,788	8.75%
2022 Notes Private Placement Notes	270,000	280,372	300,000	296,296	8.875%
2022 Notes	600,000	655,140	—	—	7.875%

Total	$2,519,465	$2,625,570	$2,155,000	$1,932,990

Level 2
Schedule of Derivative Liabilities at Fair Value

The following table summarizes the fair value, measured using Level 2 fair value inputs, and the notional amount of the Company’s outstanding derivative instrument as of June 30, 2017 (in thousands):

	June 30, 2017
	Fair Value	Notional Amount
Consumer Financing Program Contractual Obligations	$16,092	$68,076
Classified on the condensed consolidated unaudited balance sheets as:
Accrued expenses and other current liabilities	6,785
Other long-term obligations	9,307

Total Consumer Financing Program Contractual Obligation	$16,092